PROPERTY, FURNITURE AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Disclosure of Property, Furniture And Equipment, Net [Abstract]
Disclosure of property, plant and equipment [text block]
10	PROPERTY, FURNITURE AND EQUIPMENT, NET

a)	The movement of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2018, 2017, and 2016 was as follows:

	Land	Buildings and other constructions	Installations	Furniture and fixtures	Computer hardware	Vehicles and equipment	Work in progress	2018	2017	2016
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	421,639	1,139,916	591,449	513,536	615,059	158,608	64,019	3,504,226	3,409,369	3,455,442
Additions	–	3,339	9,589	25,002	39,270	6,868	97,391	181,459	143,851	110,151
Transfers	6	8,348	37,442	3,820	3,108	337	(53,061)	–	–	–
Disposals and others	(10,535)	10,774	(26,912)	(20,837)	(25,223)	(10,396)	(28,976)	(112,105)	(48,994)	(156,224)
Balance as of December 31	411,110	1,162,377	611,568	521,521	632,214	155,417	79,373	3,573,580	3,504,226	3,409,369

Accumulated depreciation -
Balance as of January 1	–	615,725	424,999	336,095	509,707	108,208	–	1,994,734	1,857,666	1,784,001
Depreciation for the year	–	30,607	45,831	33,419	47,234	13,047	–	170,138	178,895	182,845
Disposals and others	–	(14,071)	(13,726)	(16,056)	(20,619)	(7,522)	–	(71,994)	(41,827)	(109,180)
Balance as of December 31	–	632,261	457,104	353,458	536,322	113,733	–	2,092,878	1,994,734	1,857,666

Net carrying amount	411,110	530,116	154,464	168,063	95,892	41,684	79,373	1,480,702	1,509,492	1,551,703

Banks, financial institutions and insurance entities operating in Peru are not allowed to pledge their fixed assets.

During the year 2018, the Bank has carried out operations related to the purchase of computer equipment, furniture and services, as well as the remodeling of its headquarters in La Molina, as part of its annual infrastructure investin. During 2017 Credicorp and its Subsidiaries, as part of its annual infrastructure investing, made cash disbursements related mainly to the acquisition, construction and implementation of new agencies for its banking segment, and the refurbishment and conditioning of several agencies and administrative offices.

Credicorp’s subsidiaries hold insurance contracts over its main assets in accordance with the policies established by Management.

Management periodically reviews the residual value, useful life and method of depreciation of the Group’s property, furniture and equipment to ensure that they are consistent with their actual economic benefits and life expectations. In Management’s opinion, as of December 31, 2018 and 2017 there is no evidence of impairment of the Group’s property, furniture and equipment.